                             MARQUIS PORTFOLIOS(SM)
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios(SM) (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class B
  ClearBridge Aggressive Growth Portfolio -- Class B
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Met/Eaton Vance Floating Rate Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B

  MFS(R) Research International Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class E
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class E
  Jennison Growth Portfolio -- Class B
  Loomis Sayles Small Cap Core Portfolio -- Class B
  Met/Dimensional International Small Company Portfolio -- Class B MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix -A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge.......... $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:



                                                                                    STANDARD DEATH     ENHANCED DEATH
                                                                                        BENEFIT           BENEFIT
                                                                                   ----------------   ---------------
Mortality and Expense Risk Charge...............................................     1.55%(3)           1.70%(3)
Administrative Expense Charge...................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........     1.70%              1.85%
Optional E.S.P. Charge..........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................     1.95%              2.10%
Optional GMWB I Charge (maximum upon reset).....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............     1.95%              2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........     2.20%              2.35%

------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an
   amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
   Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.49%       1.36%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%     0.25%            0.03%
 American Funds Growth Fund..................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...........    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.........................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++.....................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund..................    0.64%     0.25%            0.14%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++......................    0.64%     0.25%            0.05%
 Overseas Portfolio++........................    0.44%     0.25%            0.07%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++................................    0.75%     --               0.04%
 ClearBridge Variable Appreciation
  Portfolio..................................    0.70%     --               0.05%
 ClearBridge Variable Equity Income
  Portfolio++................................    0.75%     --               0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio++................................    0.75%     --               0.10%
 ClearBridge Variable Large Cap Value
  Portfolio..................................    0.65%     --               0.08%
 ClearBridge Variable Mid Cap Core
  Portfolio++................................    0.75%     --               0.14%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................    0.75%     --             0.08%



                                                                TOTAL                      NET TOTAL
                                                 ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                 FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........      --          0.80%       --               0.80%
 American Funds Growth Fund..................      --          0.60%       --               0.60%
 American Funds Growth-Income Fund...........      --          0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++.........................      --          0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++.....................................      --          1.05%       --               1.05%
 Templeton Foreign VIP Fund..................      --          1.03%       --               1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++......................      --          0.94%       --               0.94%
 Overseas Portfolio++........................      --          0.76%       --               0.76%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++................................      --          0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio..................................      --          0.75%     0.00%              0.75%
 ClearBridge Variable Equity Income
  Portfolio++................................      --          0.82%     0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio++................................      --          0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio..................................      --          0.73%     0.00%              0.73%
 ClearBridge Variable Mid Cap Core
  Portfolio++................................      --          0.89%     0.00%              0.89%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................      --          0.83%     0.00%              0.83%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield
  Bond Portfolio -- Class I.......................    0.70%       --             0.11%
 Western Asset Variable High Income
  Portfolio++.....................................    0.60%       --             0.14%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A++.......................................    0.60%       --             0.05%
 Clarion Global Real Estate Portfolio --
  Class B.........................................    0.60%     0.25%            0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.......................................    0.59%       --             0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.59%     0.25%            0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B.........................................    0.60%     0.25%            0.07%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................    0.87%       --             0.15%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B............................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++..........................    0.47%       --             0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B............................    0.47%     0.25%            0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.65%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%     0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.......................................    0.75%     0.25%            0.03%
 Third Avenue Small Cap Value Portfolio --
  Class A++.......................................    0.73%       --             0.03%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................    0.73%     0.25%            0.03%
 WMC Large Cap Research Portfolio --
  Class E.........................................    0.59%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.........................................    0.33%     0.15%            0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- -----------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield
  Bond Portfolio -- Class I.......................   --             0.81%     0.00%              0.81%
 Western Asset Variable High Income
  Portfolio++.....................................   --             0.74%     0.00%              0.74%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A++.......................................   --             0.65%       --               0.65%
 Clarion Global Real Estate Portfolio --
  Class B.........................................   --             0.90%       --               0.90%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.......................................   --             0.61%     0.00%              0.61%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.86%     0.00%              0.86%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A......................................... 0.04%            0.87%     0.09%              0.78%
 Met/Eaton Vance Floating Rate Portfolio --
  Class B.........................................   --             0.92%       --               0.92%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.......................................   --             1.02%     0.01%              1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B............................   --             0.94%     0.01%              0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++..........................   --             0.55%     0.00%              0.55%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B............................   --             0.80%     0.00%              0.80%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A................   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --               0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --               0.74%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.......................................   --             1.03%       --               1.03%
 Third Avenue Small Cap Value Portfolio --
  Class A++.......................................   --             0.76%     0.02%              0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B.........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E.........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.........................................   --             0.50%     0.00%              0.50%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.33%     0.15%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class B........................................    0.90%     0.25%            0.05%
 Met/Dimensional International Small
  Company Portfolio -- Class B...................    0.81%     0.25%            0.14%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --             0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%            0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++.........................    0.48%     0.25%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --             0.02%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund++.......................    0.75%     0.25%            0.35%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.50%     0.02%              0.48%
 Frontier Mid Cap Growth Portfolio --
  Class D++......................................   --             0.85%     0.01%              0.84%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.07%              0.80%
 Loomis Sayles Small Cap Core Portfolio --
  Class B........................................ 0.12%            1.32%     0.07%              1.25%
 Met/Dimensional International Small
  Company Portfolio -- Class B...................   --             1.20%     0.01%              1.19%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.01%              0.82%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++.........................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%              0.48%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.11%              0.61%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund++....................... 0.01%            1.36%     0.21%              1.15%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                     Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio++                  Seeks long-term growth of capital.      Janus Capital Management LLC
Overseas Portfolio++                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                             LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio                              capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio++                            Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                             LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                              Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Mid Cap Core       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio++                                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- -------------------------------------
ClearBridge Variable Small Cap       Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable Global High   Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio -- Class I                                               LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.
Western Asset Variable High Income   Seeks high current income as its          Legg Mason Partners Fund Advisor,
 Portfolio++                         primary objective and capital             LLC
                                     appreciation as its secondary             Subadvisers: Western Asset
                                     objective.                                Management Company; Western
                                                                               Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --    Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                             consistent with income generation         Subadviser: BlackRock Financial
                                     and prudent investment management.        Management, Inc.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A++              in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
Clarion Global Real Estate           Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class B                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                        Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Aggressive Growth        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Invesco Small Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Met/Eaton Vance Floating Rate           Seeks a high level of current income.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Eaton Vance
                                                                                  Management
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A++                 consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class B                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class E                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A++                                                           Subadviser: Third Avenue
                                                                                  Management LLC
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
WMC Large Cap Research                     Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: Wellington Management
                                                                                     Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D++                                                                           Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core               Seeks long-term capital growth from       MetLife Advisers, LLC
 Portfolio -- Class B                      investments in common stocks or           Subadviser: Loomis, Sayles &
                                           other equity securities.                  Company, L.P.
Met/Dimensional International Small        Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Company Portfolio -- Class B                                                        Subadviser: Dimensional Fund
                                                                                     Advisors LP
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- ----------------------------------
WELLS FARGO VARIABLE TRUST -- CLASS 2
VT Small Cap Value Fund++               Seeks long-term capital appreciation.   Wells Fargo Funds Management, LLC
                                                                                Subadviser: Wells Capital
                                                                                Management Incorporated

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix -A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Western Asset Variable High Income Portfolio, Loomis Sayles Small Cap Core Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, Oppenheimer Global Equity Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Overseas Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------
The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for the Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF VARIABLE FUNDING OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH UNDERLYING FUND IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE VARIABLE FUNDING OPTION.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                    WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Portfolio                         Invesco Mid Cap Portfolio
METROPOLITAN SERIES FUND                               METROPOLITAN SERIES FUND
 Davis Venture Value Portfolio                         WMC Core Equity Opportunities Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


              FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
------------------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II (formerly   ClearBridge Aggressive Growth Portfolio
  Janus Forty Portfolio)

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


          FORMER UNDERLYING FUND/TRUST                  NEW UNDERLYING FUND/TRUST
----------------------------------------------- ----------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio   T. Rowe Price Large Cap Value Portfolio

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